Operating Lease Liabilities (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024		$ 384
2025
2026
2027
Total		384
Less: Amount representing interest		7
Present value of future minimum lease payments		377
Less: Current obligations	$ 95	377	$ 544
Long-term obligations			$ 377